INCOME TAXES (Schedule of components of deferred tax assets (liabilities)) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current [Member]
Deferred tax assets
Account receivables and other assets	$ 0.2	$ 35.7
Provisions	1.8	51.4
Warranty provision	1.7	0.8
Inventory write-off	0.0	0.0
Allowance for doubtful accounts	38.6	116.9
Others	15.4	3.9
Tax losses	67.6	85.5
Fixed assets	15.8	49.3
Unabsorbed capital allowance	16.7	0.0
Valuation allowance	(141.7)	(336.9)
Offsetting	(7.0)	(0.5)
Deferred tax liabilities
Financial assets	0.0	0.9
Accounts receivable and other assets	0.0	1.7
Liabilities	0.0	0.0
Non-Current [Member]
Deferred tax assets
Intangible assets	4.4	4.0
Deferred tax assets	9.1	6.1
Deferred tax liabilities
Others	0.6	0.0
Offsetting	(7.0)	(0.5)
Land use rights	2.8	2.8
Fixed assets	7.9	1.4
Deferred tax liabilities	$ 8.7	$ 10.3